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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended   06-30-2005
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Johnson Illington Advisors LLC
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Address: 677 Broadway
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         Albany NY 12207
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dianne McKnight
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Title: Chief Compliance Officer
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Phone: 518-641-6858
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Signature, Place, and Date of Signing:

/s/ Dianne McKnight                 Albany, NY                  August 12, 2005
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[Signature]                        [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:     46
                                            ---
Form 13F Information Table Value Total:     102,552
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
QUANTITY    CUSIP    SYMBOL  DESCRIPTION                     CLOSE PRICE  MARKET VALUE  CLASS   DISCRETION  VOTING AUTHORITY
--------    -----    ------  -----------                     -----------  ------------  -----   ----------  ----------------
   41050  00817Y108  AET     AETNA INC NEW                        $82.82    $3,399,761  Common  Sole        Partial
   25715   20039103  AT      ALLTEL CORP                          $62.28    $1,601,530  Common  Sole        Partial
   50484   25816109  AXP     AMERICAN EXPRESS CO                  $53.23    $2,687,263  Common  Sole        Partial
   24823   26874107  AIG     AMERICAN INTL GROUP INC              $58.10    $1,442,216  Common  Sole        Partial
   52007   60505104  BAC     BANK OF AMERICA CORPORATION          $45.61    $2,372,039  Common  Sole        Partial
   43160   67383109  BCR     BARD C R INC                         $66.51    $2,870,572  Common  Sole        Partial
   31360   93671105  HRB     BLOCK H & R INC                      $58.35    $1,829,856  Common  Sole        Partial
   45050  122014103  BR      BURLINGTON RES INC                   $55.24    $2,488,562  Common  Sole        Partial
   29360  14040H105  COF     CAPITAL ONE FINL CORP                $80.01    $2,349,094  Common  Sole        Partial
  93,585  17275R102  CSCO    CISCO SYS INC                        $19.08    $1,785,602  Common  Sole        Partial
  57,782  172967101  C       CITIGROUP INC                        $46.23    $2,671,262  Common  Sole        Partial
   39390  189054109  CLX     CLOROX CO DEL                        $55.72    $2,194,811  Common  Sole        Partial
  62,275  194162103  CL      COLGATE PALMOLIVE CO                 $49.91    $3,108,145  Common  Sole        Partial
  49,175  24702R101  DELL    DELL INC                             $39.46    $1,940,446  Common  Sole        Partial
  88,230  254687106  DIS     DISNEY WALT CO DISNEY                $25.18    $2,221,631  Common  Sole        Partial
  61,635  264399106  DUK     DUKE ENERGY CORP                     $29.73    $1,832,409  Common  Sole        Partial
   44258  30231G102  XOM     EXXON MOBIL CORP                     $57.47    $2,543,507  Common  Sole        Partial
   32492  354613101  BEN     FRANKLIN RES INC                     $76.98    $2,501,234  Common  Sole        Partial
   59928  364760108  GPS     GAP INC DEL                          $19.75    $1,183,578  Common  Sole        Partial
   31485  369550108  GD      GENERAL DYNAMICS CORP               $109.54    $3,448,867  Common  Sole        Partial
 105,898  369604103  GE      GENERAL ELEC CO                      $34.65    $3,669,366  Common  Sole        Partial
  69,057  373298108  GP      GEORGIA PAC CORP                     $31.80    $2,196,013  Common  Sole        Partial
  64,886  458140100  INTC    INTEL CORP                           $26.02    $1,688,334  Common  Sole        Partial
   33421  459200101  IBM     INTERNATIONAL BUSINESS MACHS         $74.20    $2,479,838  Common  Sole        Partial
   26914  464287242  LQD     IShares GS Corp Bond Fund           $112.10    $3,017,059  Common  Sole        Partial
   47733  464287655  IWM     ISHARES TR RUSSELL 2000              $63.70    $3,040,592  ETF     Sole        Partial
   24333  49337W100  KSE     KEYSPAN CORP                         $40.70      $990,353  Common  Sole        Partial
   29525  532791100  LNCR    LINCARE HLDGS INC                    $40.90    $1,207,573  Common  Sole        Partial
   46398  580645109  MHP     MCGRAW HILL COS INC                  $44.25    $2,053,112  Common  Sole        Partial
  60,276  585055106  MDT     MEDTRONIC INC                        $51.79    $3,121,694  Common  Sole        Partial
  85,017  594918104  MSFT    MICROSOFT CORP                       $24.84    $2,111,822  Common  Sole        Partial
  62,352  595635103  MDY     MIDCAP SPDR TR UNIT SER 1           $125.25    $7,809,588  ETF     Sole        Partial
  65,131  713448108  PEP     PEPSICO INC                          $53.93    $3,512,515  Common  Sole        Partial
    1781  464287309  IVW     S&P 500 Growth Index                 $56.50      $100,627  ETF     Sole        Partial
    2995  464287408  IVE     S&P 500 Value Index                  $62.34      $186,708  ETF     Sole        Partial
     254  464287606  IJK     S&P MIDCAP 400 Growth Index          $69.44       $17,638  ETF     Sole        Partial
     489  464287705  IJJ     S&P MIDCAP 400 Value Index           $66.76       $32,646  ETF     Sole        Partial
      74  464287887  IJT     S&P SMALL CAP 600 Growth Index      $109.00        $8,066  ETF     Sole        Partial
     244  464287879  IJS     S&P SMALL CAP 600 Value Index        $61.63       $15,038  ETF     Sole        Partial
 195,509  826170102  SEBL    SIEBEL SYS INC                        $8.90    $1,740,030  ETF     Sole        Partial
   31714  78462F103  SPY     SPDR TR UNIT SER 1                  $119.18    $3,779,675  Common  Sole        Partial
  87,295  855030102  SPLS    STAPLES INC                          $21.29    $1,858,511  Common  Sole        Partial
   28521  86764P109  SUN     SUNOCO INC                          $113.68    $3,242,267  Common  Sole        Partial
   41088  87612E106  TGT     TARGET CORP                          $54.41    $2,235,598  Common  Sole        Partial
  79,960  913017109  UTX     UNITED TECHNOLOGIES CORP             $51.35    $4,105,946  Common  Sole        Partial
   53281  958259103  WGR     WESTERN GAS RES INC                  $34.90    $1,859,507  Common  Sole        Partial

            TOTAL                                                         $102,552,498
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